Income Taxes - Significant components of the Company's consolidated deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Federal net operating loss carryforwards	$ 40,469	$ 24,730
State net operating loss carryforwards	10,643	7,207
Equity compensation	5,620	4,353
Accruals and reserves		26
Uncollected grants	998	712
Investment in subsidiaries	3,820	3,931
Research credits	1,578	1,298
Other assets	152	46
Deferred income	239
Interest	257
Deferred rent	547	600
Total deferred tax assets	64,323	42,903
Valuation allowance	(59,841)	(37,427)
Deferred tax assets, net of valuation allowance	4,482	5,476
Deferred tax liabilities:
Intangible assets and amortization	(3,932)	(4,680)
Right-of-Use asset	(536)	(591)
Other liabilities	(14)	(204)
Total deferred tax liabilities	$ (4,482)	$ (5,476)